Capital and financial risk management	12 Months Ended
Dec. 31, 2025
Capital and financial risk management
Capital and financial risk management

25.Capital and financial risk management

Financial assets are measured at amortised cost, fair value through other comprehensive income (FVTOCI) or fair value through profit or loss (FVTPL). The measurement basis is determined by reference to both the business model for managing the financial asset and the contractual cash flow characteristics of the financial asset. For financial assets other than trade receivables, a 12-month expected credit loss allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the lifetime expected credit loss. If there is no realistic prospect of recovery, the asset is written off.

Derivatives and hedge accounting

Derivative financial instruments are used to manage exposure to market risks. The derivative instruments used by the Group are forward foreign exchange contracts and swaps, interest rate swaps and cross currency interest rate swaps.

Derivative financial instruments are classified as held-for-trading and are measured at fair value. Derivatives designated as hedging instruments are classified on inception as fair value hedges, cash flow hedges or net investment hedges. The treatment of changes in the value of derivatives depends on their use as explained below.

Fair value hedges

Certain derivatives are held to hedge the risk of changes in value of a specific bond or other loan. In these situations, the Group designates the liability and related derivative to be part of a fair value hedge relationship. The carrying value of the bond is adjusted by the fair value of the risk being hedged, with changes going to the income statement. Gains and losses on the corresponding derivative are also recognised in the income statement. The amounts recognised are offset in the income statement to the extent that the hedge is effective. Ineffectiveness may occur if the critical terms do not exactly match, or if there is a value adjustment resulting from a change in credit risk (in either the Group or the counterparty to the derivative) that is not matched by the hedged item. When the relationship no longer meets the criteria for hedge accounting, the fair value hedge adjustment made to the bond is amortised to the income statement using the effective interest method.

Cash flow hedges

Derivatives are also held to hedge the uncertainty in timing or amount of future forecast cash flows. Such derivatives are designated as being part of cash flow hedge relationships. For an effective hedge, gains and losses from changes in the fair value of derivatives are recognised in equity. Any ineffective elements of the hedge are recognised in the income statement. Ineffectiveness may occur if there are changes to the expected timing of the hedged transaction. If the hedged cash flow relates to a non-financial asset, the amount accumulated in equity is subsequently included within the carrying value of that asset. For other cash flow hedges, amounts deferred in equity are taken to the income statement at the same time as the related cash flow. When a derivative no longer qualifies for hedge accounting, any cumulative gain or loss remains in equity until the related cash flow occurs. When the cash flow takes place, the cumulative gain or loss is taken to the income statement. If the hedged cash flow is no longer expected to occur, the cumulative gain or loss is taken to the income statement immediately.

Net investment hedges

Certain derivatives and financial liabilities are designated as hedges of the currency risk on the Group’s investment in foreign subsidiaries. Differences arising on retranslation of a financial liability designated as hedging instrument in a net investment hedge and the fair value of derivatives are recorded in equity to the extent that the hedge is effective. These differences on retranslation of financial liability and the fair value of derivatives are reported within the income statement to the extent that the hedge is ineffective. Gains and losses accumulated in equity are included in the income statement when the foreign operation is disposed of.

Derivatives for which hedge accounting is not applied

Derivatives not designated as hedges are held in order to economically hedge certain balance sheet items and commodity exposures. No hedge accounting is applied to these derivatives, which are carried at fair value with changes being recognised in the income statement.

Risk management

The key objectives of the Group’s treasury activities are to minimise the net cost of financial operations and reduce volatility arising from financial risks.

Treasury activities are governed by the Board. The Group has a Treasury Risk Committee (TRC), chaired by the CFO, that meets on a regular basis to review treasury activities. The TRC’s members receive management information relating to treasury activities.

The Group may use a variety of financial instruments to finance its operations and derivative financial instruments to manage market risks from these operations. Derivatives comprise of foreign exchange forward contracts and swaps, interest rate swaps and cross currency interest swaps which are used to manage foreign exchange and interest rate risk on borrowings.

Derivatives are used exclusively for hedging purposes in relation to underlying business activities and not as trading or speculative instruments.

Capital management

The Group manages its capital to ensure that entities in the Group are able to operate as going concerns whilst availing themselves of intercompany funding where appropriate.

	2025 £m	2024 £m
Cash and cash equivalents	1,324	2,250
Short-term borrowings	(836)	(1,487)
Long-term borrowings	(7,773)	(8,640)
Derivative financial assets associated with long-term borrowings	3	–
Derivative financial liabilities associated with long-term borrowings	(23)	(68)
Total equity	16,484	16,224
Total capital	9,179	8,279

In April 2025, the Group’s long-term credit rating with Moody’s Investor Service (Moody’s) was upgraded from Baa1 to A3. As at 31 December 2025, the Group’s long-term credit rating with S&P is BBB+ (stable outlook) (2024: BBB+) and with Moody’s Investors Service (Moody’s) it is A3 (stable outlook) (2024: Baa1). The Group’s short-term credit ratings are A-2 and P-2 with S&P and Moody’s, respectively (2024: A-2 and P-2 respectively).

Liquidity risk management

The Group’s policy is to borrow centrally (where permissible and cost effective) in order to meet anticipated funding requirements. The strategy is to diversify liquidity sources and to maintain broad access to financial markets. Each day, the Group sweeps cash to or from a number of global subsidiaries to central treasury accounts for liquidity management purposes.

The Group uses both notional and zero-balancing cash pool arrangements as appropriate by location and currency. For notional cash pools, liquidity is drawn against foreign currency balances to provide both local funding and central liquidity as required and with balances actively managed and maintained to appropriate levels. As balances in notional pooling arrangements are not settled across currencies, gross cash and overdraft balances are reported. At 31 December 2025, the Group had £836m (2024: £1,487m) of borrowings repayable within one year and held £1,324m (2024: £2,250m) of cash and cash equivalents.

The Group has access to a £1,750m revolving credit facility with an initial maturity date of August 2028. This committed facility was undrawn as at 31 December 2025.

Long-term financing consists of $6,000m in USD bonds, as well as €2,250m Euro bonds and £1,000m GBP bonds outstanding at 31 December 2025. The Group also has a CNY2,824m bank loan. Refer to Note 19 ‘Borrowings’ for further details about the Group’s bonds.

Foreign exchange risk management

Foreign currency transaction exposures arising on internal and external trade flows are selectively hedged. The Group’s objective is to minimise the exposure of overseas operating subsidiaries to transaction risk by matching local currency income with local currency costs where possible. Foreign currency cash flows may be hedged selectively as approved by the TRC. Cash surpluses or borrowing requirements of subsidiary companies are usually managed centrally using foreign exchange forward contracts and swaps to hedge future repayments back into the originating currency.

Borrowings denominated in, or swapped into, foreign currencies that match investments in overseas Group assets may be treated as a hedge against the relevant assets. Forward contracts in major currencies are also used to reduce exposure to the Group’s investment in overseas assets. Refer to ‘Net investment hedges’ section of this Note for further details.

Credit risk management

Credit risk is the risk that a counterparty will default on its contractual obligations, resulting in financial loss to the Group, and arises on cash and cash equivalents and favourable derivative financial instruments held with banks and financial institutions as well as credit exposures to wholesale and retail customers, including outstanding receivables.

The Group considers its maximum credit risk to be £1,411m (2024: £2,380m) which is the total of the Group’s financial assets, excluding other investments which bear equity risk rather than credit risk.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period in assessing the loss allowance for financial assets at amortised cost since the adoption of IFRS 9.

Treasury-related credit risk

The aggregate credit risk in respect of financial instruments that the Group may have with a counterparty is limited according to the assessed risk of each counterparty. Exposures are regularly monitored against credit limits in accordance with Treasury policy, as approved by the Board.

Expected credit losses on cash and cash equivalents and on third-party financial derivatives for 2025 are assessed to be immaterial and therefore have not been recognised. No such losses were incurred in 2024 or 2023.

The following table summarises the Group’s assessment of its counterparty credit risk.

	AAA £m	AA £m	A £m	BBB £m	BB+ and below or unrated £m	Total £m
2025
Bank balances and deposits	–	–	658	7	42	707
Money market funds	608	–	–	–	–	608
Government securities	–	–	–	–	9	9
Cash and cash equivalents	608	–	658	7	51	1,324
Derivative financial instruments	–	13	74	–	–	87
Total	608	13	732	7	51	1,411

2024
Bank balances and deposits	–	1	1,658	10	27	1,696
Money market funds	554	–	–	–	–	554
Government securities	–	–	–	–	–	–
Cash and cash equivalents	554	1	1,658	10	27	2,250
Derivative financial instruments	–	14	116	–	–	130
Total	554	15	1,774	10	27	2,380

Wholesale and retail credit risk

The Group does not have a substantial wholesale and retail credit risk as a result of its diversified geographical presence, product offering, consumer profile and historical credit loss information. Where appropriate, the Group utilises credit insurance and receivables factoring to minimise the credit risk of the trade receivables in the Group (refer to Note 16 ‘Trade and other receivables’ for further details about the Group’s expected credit losses). Factoring arrangements are based on a portfolio approach and are used to mitigate risk arising from large credit risk concentrations. All factoring arrangements are non-recourse.

Interest rate risk management

The Group manages the interest rate risk on its net debt portfolio, with the objectives of minimising the effective net interest cost and income statement volatility.

The Group’s main interest rate risk arises from borrowings and investments with floating rates and from the refinancing of maturing fixed-rate debt where any changes in interest rates will affect future cash flows. The policy on interest rate risk management limits the net amount of floating-rate debt to a specific cap.

Of the Group’s debt, 57% was held at fixed rates as at 31 December 2025 (2024: 59%), including the impact of swaps. Any bond debt with less than three months to maturity is considered floating rate.

Interest rate and forward starting interest rate swaps

The forward starting interest rate contracts, exchanging floating interest for fixed interest, were designated as cash flow hedges to pre-hedge the interest variability of the interest cash flows associated with the fixed-rate debt issued in 2022.

The interest rate swap contracts, exchanging fixed interest rate for floating interest, have been designated as fair value hedges to hedge the variability in fair value associated with the Group’s fixed-rate debt. The interest rate swaps and the interest payments on the loan occur simultaneously and the fair value of interest rate swaps and the fair value of related debt affect the income statement at the same time.

Derivative financial instruments and hedging

Derivative financial instruments are used to mitigate exposure to foreign exchange transactional risks of the Group. The fair value of a derivative financial instrument is classified as a non-current asset or liability if the remaining maturity is more than 12 months and as a current asset or liability if the maturity is less than 12 months.

The Group has the following derivative financial instruments:

	2025			2024
	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	2,640	3	(23)	2,445	–	(63)
Net investment hedges – foreign exchange contracts	930	6	(11)	175	–	(2)
Current
Fair value hedges – interest rate swap contracts	742	–	(1)	1,396	–	(18)
Net investment hedges – cross currency interest rate swaps	–	–	–	910	61	–
Net investment hedges – foreign exchange contracts	1,392	41	(17)	1,149	39	(20)
Cash flow hedges – foreign exchange contracts	757	11	(10)	538	13	(17)
Derivatives designated and effective as hedging instruments	6,461	61	(62)	6,613	113	(120)

Non-current
Cross currency interest rate swap contracts	–	–	–	499	–	(5)
Current
Cross currency interest rate swap contracts	499	22	–	910	–	(31)
Foreign exchange contracts	1,399	4	(3)	2,032	17	(4)
Derivatives classified as held for trading	1,898	26	(3)	3,441	17	(40)
Total derivative instruments	8,359	87	(65)	10,054	130	(160)

Fair value hedges

At issuance in March 2022, $1,750m and €850m bonds were converted from fixed rate to floating rate using interest rate swaps. Further, in April and May 2023 additional $1,400m of bonds issued in March 2022 were converted from fixed to floating rate using interest rate swaps.

At issuance in September 2024, €750m bond was converted from fixed rate to floating rate using interest rate swaps. During second half of 2025, $800m and £350m bonds issued in 2022 and 2024 were converted from fixed rate to floating rate using interest rate swaps.

Cash flow hedges

In 2023, the Group established a programme of hedging highly probable forecast transactional foreign exchange exposure using foreign exchange contracts (FX forwards and FX swaps). The key exposure designated under cash flow hedge accounting are forecast receipts from customers and payments to suppliers, capital expenditure and other administration expenses payable in foreign currency.

In 2024, the Group entered into forward starting interest rate swaps (derivatives) to pre-hedge interest rate risk on the fixed rate bonds issued in September 2024. These derivatives were designated in a cash flow hedge relationship. The derivatives were settled in September 2024 and as a result cash flow hedges were terminated with a net cash outflow of £3m. The element of gains/losses of these cash flow hedges relating to other comprehensive income is being amortised to the income statement as per the maturity profile of the loan notes.

Net investment hedges

At 31 December 2025 and 31 December 2024, certain foreign exchange contracts and cross currency interest rate swaps were designated as net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its foreign operations as shown in the table above.

The carrying value of the EUR bonds in Note 19 ‘Borrowings’ included £2,169m (2024: £2,062m) that were also designated as hedging instruments in net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro) foreign operations. For net investment hedges, the balance in the foreign currency translation reserve in relation to continuing hedges is £(125)m (2024: £(155)m).

The following tables provide information regarding hedging instruments and the related hedged items as at 31 December:

Hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2025
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	757	1	1
Fair value hedges
Below 10 years
EUR IRS	2.0%	1,397	(8)	(8)
USD IRS	3.8%	1,635	(16)	(16)
GBP IRS	3.9%	350	3	3
Net investment hedges
Below 10 years
EUR FX Swaps/forwards	1.1	171	(1)	(1)
CNH FX Swaps/forwards	8.9	1,243	1	1
AUD FX Swaps/forwards	2.1	86	(3)	(3)
CAD FX Swaps/forwards	1.8	360	3	3
USD FX Swaps/forwards	1.3	416	16	16
TWD FX Swaps/forwards	40.1	46	2	2
EUR Bonds	N/A	2,183	107	(2,169)

2024
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	538	(4)	(4)
Fair value hedges
Below 10 years
EUR IRS	2.0%	1,328	(20)	(20)
USD IRS	3.4%	2,512	(61)	(61)
Net investment hedges
Below 10 years
EUR FX Swaps/forwards	1.2	384	8	8
CNH FX Swaps/forwards	9.0	716	(6)	(6)
AUD FX Swaps/forwards	2.0	81	3	3
CAD FX Swaps/forwards	1.6	96	11	11
TWD FX Swaps/forwards	40.1	47	1	1
CNH CCIRS	8.6	910	61	61
EUR Bonds	N/A	2,076	77	(2,062)

Hedged items

	2025				2024
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(97)	–	–	–	(114)
Transactional FX forecast exposure[3]	757	–	–	(4)	538	–	–	1
Fair value hedges
Bonds[4]	(2,703)	21	21	–	(3,188)	81	81	–
Net investment hedges
Net assets in foreign currency[5]	4,505	(125)	(125)	–	4,310	(155)	(155)	–

[1]	Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.
[2]	Balance in cash flow hedge reserve for continued transactional FX forecast hedges and discontinued hedges net of tax.
[3]	In 2023 the Group established a programme to hedge forecast transactional foreign exchange exposure.
[4]	The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.
[5]	Relates to net investment hedges which is part of the translation reserve in equity.

The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement for cash flow hedges, recognised under finance income or expense. There was no ineffectiveness on fair value on net investment hedges.

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2025
Cash flow hedges
Transactional FX hedge	19	–	–	17
Pre-hedging of long-term interest rates
Below 10 years	121	–	–	19
10-30 years	18	–	–	2

2024
Cash flow hedges
Transactional FX hedge	9	–	–	11
Pre-hedging of long-term interest rates
Below 10 years	138	–	–	20
10-30 years	23	–	–	2

Fair value of financial assets and liabilities excluding lease liabilities

The table below presents the carrying amounts and the fair values of the Group’s financial assets and liabilities. The fair values of the financial assets and liabilities are included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following methods and assumptions were used to estimate the fair values:

–

Cash and cash equivalents carried at amortised cost, trade and other receivables and certain other non-current assets, loan amounts owing from/(to) related parties, trade and other payables and certain other non-current liabilities: approximates to the carrying amount.

–	Cash and cash equivalents (money market funds) carried at fair value: based on net asset value of the funds.
–	Short-term loans, overdrafts and commercial paper: approximates to the carrying amount because of the short maturity of these instruments.
–	Interest rate swaps and foreign exchange contracts: based on present value of contractual cash flows using market-sourced data (exchange rates and interest rates) at the balance sheet date.
–

Long-term loans: based on executable quotes or thinly traded prices (a level 2 fair value measurement) for European and US Medium Term Notes; based on present value of contractual cash flows for non-voting preference shares and based on the approximation of the carrying amount in the case of other floating-rate bank loans.

	2025		2024
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	67	67	82	82
Financial assets measured at amortised cost:
Cash and cash equivalents (including government securities)	716	716	1,696	1,696
Trade and other receivables and certain other non-current assets	1,818	1,818	1,796	1,796
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	26	26	17	17
Cash and cash equivalents (money market funds)	608	608	554	554
Derivatives designated and effective as hedging instruments
Fair value hedge	3	3	–	–
Cash flow hedge	11	11	13	13
Net investment hedge	47	47	100	100
Total financial assets	3,296	3,296	4,258	4,258
Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(49)	(49)	(43)	(43)
Other bonds	(3,448)	(3,292)	(4,397)	(4,006)
Long-term loans	(300)	(300)	(290)	(290)
Non-voting preference shares	(25)	(25)	(25)	(25)
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,333)	(3,333)	(3,470)	(3,470)
Bonds in a designated hedge relationship	(4,654)	(4,438)	(5,249)	(5,108)
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(3)	(3)	(40)	(40)
Derivatives designated and effective as hedging instruments
Fair value hedge	(24)	(24)	(81)	(81)
Cash flow hedge	(10)	(10)	(17)	(17)
Net investment hedge	(28)	(28)	(22)	(22)
Total financial liabilities	(11,874)	(11,502)	(13,634)	(13,102)
Net financial assets and financial liabilities	(8,578)	(8,206)	(9,376)	(8,844)

Financial instruments held at fair value shown according to the fair value hierarchy is provided below. Financial assets and liabilities held at fair value are categorised by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (level 1). Where such prices are not available, the asset or liability is classified as level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as level 3. The methods and assumptions used to estimate the fair values of significant financial instruments on the balance sheet are consistent with those applied for the year ended 31 December 2024.

The equity investment that is valued at Level 3 is a passive investment in a private entity acquired as part of the consideration received for the divestment of ChapStick. In the absence of specific and active market data, the investment is held at fair value based on a multiple of the latest available rolling 12-month earnings before interest depreciation and amortisation (EBITDA) and adjusted for net debt, which approximates to fair value.

At 31 December 2025	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	–	–	67	67
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	26	–	26
Cash and cash equivalents (money market funds)	608	–	–	608
Derivatives designated and effective as hedging instruments:
Fair value hedge	–	3	–	3
Cash flow hedge	–	11	–	11
Net investment hedge	–	47	–	47
Total financial assets	608	87	67	762
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(3)	–	(3)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(24)	–	(24)
Cash flow hedge	–	(10)	–	(10)
Net investment hedge	–	(28)	–	(28)
Total financial liabilities	–	(65)	–	(65)

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	–	–	82	82
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	17	–	17
Cash and cash equivalents (money market funds)	554	–	–	554
Derivatives designated and effective as hedging instruments:
Cash flow hedge	–	13	–	13
Net investment hedge	–	100	–	100
Total financial assets	554	130	82	766
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(40)	–	(40)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(81)	–	(81)
Cash flow hedge	–	(17)	–	(17)
Net investment hedge	–	(22)	–	(22)
Total financial liabilities	–	(160)	–	(160)

Other assets and liabilities in scope of IFRS 9

Trade and other receivables and other non-current assets

The following table reconciles financial instruments within trade and other receivables and other non-current assets which fall within the scope of IFRS 9 to the relevant balance sheet amounts.

The financial assets are predominantly non-interest earning. Non-financial instruments include tax receivables and prepayments, which are outside the scope of IFRS 9.

	At 31 December 2025			At 31 December 2024
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,801	257	2,058	1,780	275	2,055
Other non-current assets (Note 16)	17	20	37	16	55	71
Total	1,818	277	2,095	1,796	330	2,126

Trade and other payables, other provisions and other non-current liabilities

The following table reconciles financial liabilities within trade and other payables, other provisions and other non-current liabilities which fall within the scope of IFRS 9 to the relevant balance sheet amounts. Accrued wages and salaries are included within financial liabilities. Non-financial instruments include payments on account, tax and social security payables and provisions which do not arise from contractual obligations to deliver cash or another financial asset, which are outside the scope of IFRS 9.

	At 31 December 2025			At 31 December 2024
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,305)	(425)	(3,730)	(3,268)	(437)	(3,705)
Other financial liability (Note 27)	–	–	–	(177)	–	(177)
Provisions (Note 21)	(7)	(102)	(109)	(5)	(170)	(175)
Other non-current liabilities	(21)	(9)	(30)	(20)	(8)	(28)
Total	(3,333)	(536)	(3,869)	(3,470)	(615)	(4,085)

Offsetting of financial assets and liabilities

Financial assets and liabilities are offset and the net amount reported in the balance sheet where there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. There are also arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be offset in certain circumstances, such as bankruptcy or the termination of a contract.

The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2025 and 31 December 2024. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

At 31 December 2025	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	87	–	87	(47)	40
Financial liabilities
Derivative financial liabilities	(65)	–	(65)	47	(18)

At 31 December 2024	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	130	–	130	(90)	40
Financial liabilities
Derivative financial liabilities	(160)	–	(160)	90	(70)

Amounts which do not meet the criteria for offsetting on the balance sheet but could be settled net in certain circumstances principally relate to derivative transactions under International Swaps and Derivatives Association (ISDA) agreements where each party has the option to settle amounts on a net basis in the event of default of the other party. As there is presently not a legally enforceable right of offset, these amounts have not been offset in the balance sheet but have been presented separately in the tables above.

Sensitivity analysis

Foreign exchange sensitivity

The two major foreign currencies in which the Group’s financial instruments are denominated are US Dollars and Euros. Financial instruments are only considered sensitive to foreign exchange rates where they are not in the functional currency of the entity that holds them. Intercompany loans which are fully hedged to maturity with a currency swap have been excluded from this analysis.

	2025 Increase/(decrease) in income £m	2024 Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	3	2
10 cent depreciation of the US Dollar	(3)	(2)
10 cent appreciation of the Euro	(2)	1
10 cent depreciation of the Euro	2	–

The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) and Chinese (CNY) foreign operations and cash flow hedges of its foreign exchange exposure arising in Euro and US Dollar.

	2025 (Decrease)/increase in equity £m	2024 (Decrease)/increase in equity £m
10 cent appreciation of the CNY	(13)	(17)
10 cent depreciation of the CNY	13	17
10 cent appreciation of the Euro	(216)	(189)
10 cent depreciation of the Euro	182	160
10 cent appreciation of the US Dollar	(33)	(6)
10 cent depreciation of the US Dollar	29	5

Interest rate sensitivity

The Group is exposed to interest rate risk on its outstanding borrowings and investments where any changes in interest rates will affect future cash flows or the fair values of financial instruments. The table below shows the Group’s hypothetical sensitivity to changes in interest rates in relation to Pound Sterling, US Dollar and Euro variable rate financial assets and liabilities, including derivatives. If the interest rates applicable to floating-rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2025 would have decreased by approximately £10m (2024: decreased by approximately £12m). A 1% (100 basis points) movement in US Dollar interest rates would not have any impact to equity (2024: no impact to equity). A 1% (100 basis points) movement in interest rates in relation to Pound Sterling or Euro is not deemed to have a material effect on equity (2024: not deemed to have a material effect on equity).

	2025 Increase/(decrease) in income £m	2024 Increase/(decrease) in income £m
1% (100 basis points) increase in Pound Sterling interest rates	16	13
1% (100 basis points) increase in US Dollar interest rates	(19)	(17)
1% (100 basis points) increase in Euro interest rates	(7)	(8)

Contractual cash flows for non-derivative financial liabilities and derivative instruments

The following table provides an analysis of the anticipated contractual cash flows including interest payable for the Group’s borrowings on an undiscounted basis. Interest is calculated based on debt held at the balance sheet date without taking account of future issuance. Floating-rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at the balance sheet date.

At 31 December 2025	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	788	253	48	4	3,324	4,417
Between one and two years	1,547	210	43	2	8	1,810
Between two and three years	1,012	190	12	1	1	1,216
Between three and four years	897	148	7	1	–	1,053
Between four and five years	668	129	4	–	–	801
After five years	3,539	888	19	–	–	4,446
Gross contractual cash flows	8,451	1,818	133	8	3,333	13,743

At 31 December 2024
Due in less than one year	1,437	270	50	3	3,485	5,245
Between one and two years	694	253	36	2	8	993
Between two and three years	1,587	209	19	1	1	1,817
Between three and four years	919	190	9	–	–	1,118
Between four and five years	1,075	149	6	–	–	1,230
After five years	4,267	1,072	3	–	–	5,342
Gross contractual cash flows	9,979	2,143	123	6	3,494	15,745

The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purposes of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

	2025		2024
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	7,039	(7,013)	8,912	(8,873)
Between one and two years	170	(161)	103	(100)
Between two and three years	–	–	110	(104)
Between four and five years	894	(829)	–	–
Interest rate swap contracts
Due in less than one year	1,366	(1,350)	3,302	(3,330)
Between one and two years	371	(367)	1,242	(1,242)
Between two and three years	696	(697)	341	(347)
Between three and four years	255	(255)	620	(625)
Between four and five years	49	(52)	223	(227)
After five years	1,244	(1,257)	458	(468)
Gross contractual cash flows	12,084	(11,981)	15,311	(15,316)